Income tax benefit/(expense) (Tables)	12 Months Ended
Dec. 31, 2024
Income taxes paid (refund) [abstract]
Disclosure of major components of tax expense (income)
Income tax income/(expense) is comprised of current and deferred tax.

	Year ended December 31,
in € thousand	2024	2023	2022
CURRENT TAX
Current income tax charge	(2,595)	(931)	(1,029)
Adjustments in respect of current income tax of previous year	(119)	(175)	97
DEFERRED TAX
Relating to origination and reversal of temporary differences	1,953	(1,695)	2,468
INCOME TAX BENEFIT/(EXPENSE)	(761)	(2,800)	1,536

Disclosure of reconciliation of income tax expense
The tax on the Group’s loss before tax differs from the theoretical amount that would arise using the weighted average tax rate applicable to profits of the consolidated companies as follows:

	Year ended December 31,
in € thousand	2024	2023	2022
PROFIT/(LOSS) BEFORE TAX	(11,486)	(98,629)	(144,815)
Tax calculated at domestic tax rates applicable to profits in the respective countries	2,953	23,400	37,203
Income not subject to tax (mainly R&D tax credit)	3,630	190	7,435
Expenses not deductible for tax purposes	(3,391)	(1,902)	(26)
Deferred tax asset not recognized	(3,896)	(23,360)	(45,955)
Utilization of previously unrecognized tax losses/ Recognition of tax asset previously not recognized	172	(1,593)	2,628
Income tax credit/withholding tax/other adjustments	168	553	101
Effect of change in applicable tax rate	(34)	(160)	586
Exchange differences	(244)	(25)	(526)
Income tax of prior years	(119)	98	90
Minimum income tax	—	(2)	(2)
INCOME TAX BENEFIT/(EXPENSE)	(761)	(2,800)	1,536
Effective income tax rate	—	—	—

Disclosure of reconciliation of deferred income tax
The gross movement on the deferred income tax account was as follows:

	Year ended December 31,
in € thousand	2024	2023	2022
BEGINNING OF THE YEAR	2,954	4,943	2,292
Exchange differences	536	(294)	171
Income statement charge/(credit)	1,953	(1,695)	2,480
END OF THE YEAR	5,443	2,954	4,943

Disclosure of deferred tax assets and liabilities by balance sheet items
The deferred tax assets and liabilities are allocable to the various balance sheet items as follows:

	Year ended December 31,
in € thousand	2024	2023
DEFERRED TAX ASSET FROM
Tax losses carried forward	200,153	207,858
Fixed assets	1,444	1,765
Inventory	7,325	4,388
Borrowings and accrued interest	9,909	4,722
Provision	1,564	1,501
Other items	318	217
Non-recognition of deferred tax assets	(201,356)	(204,529)
TOTAL DEFERRED TAX ASSETS	19,357	15,921
DEFERRED TAX LIABILITY FROM
Fixed assets	(6,963)	(6,364)
Intangible assets	(5,517)	(5,157)
Other items	(1,435)	(1,446)
TOTAL DEFERRED TAX LIABILITY	(13,915)	(12,967)
DEFERRED TAX, NET	5,443	2,954